INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES
Raw materials	$ 97,331	$ 95,224
Work-in-process	18,904	33,207
Finished goods	218,254	303,894
Inventories	334,489	432,325
Inventory written down	$ 23,013	$ 16,951	$ 715